Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations - Schedule of Assets and Liabilities Acquired

The major classes of assets and liabilities acquired by WISeKey at fair value on the date of acquisition are as follows:

Consolidated Balance Sheet - arago group	Opening balance
As at February 1,
USD'000	2021
ASSETS
Current assets
Cash and cash equivalents	243
Restricted cash, current	70
Accounts receivable, net of allowance for doubtful accounts	568
Convertible note receivable from WISeKey	1,808
Prepaid expenses	464
Other current assets	117
Total current assets	3,270

Noncurrent assets
Property, plant and equipment net of accumulated depreciation	37
Intangible assets, net of accumulated amortization	10,108
Operating lease right-of-use assets	78
Equity securities, at cost	55
Goodwill	—
Deferred tax assets	8
Total noncurrent assets	10,286
TOTAL ASSETS	13,556

LIABILITIES
Current Liabilities
Accounts payable	1,288
Notes payable	3,712
Convertible loan with WISeKey	—
Deferred revenue	909
Current portion of obligations under operating lease liabilities	53
Other current liabilities	1,816
Total current liabilities	7,778

Noncurrent liabilities
Bonds, mortgages and other long-term debt	4,296
Operating lease liabilities, noncurrent	25
Deferred tax liabilities	3,235
Total noncurrent liabilities	7,556
TOTAL LIABILITIES	15,334

TOTAL NET ASSETS	(1,778)

Business Combinations - Schedule of Business Combination Goodwill
Goodwill calculation	USD'000	USD'000
Consideration
Fair value of the convertible loan	11,166
Payment of nominal value of arago shares	165
NCI put option	10,922
Total consideration paid		22,253

Net assets acquired
Total net assets of arago group at acquisition	(1,778)
Total net assets acquired		(1,778)

Goodwill at acquisition		24,031

Business Combinations - Schedule of Reconciliation of Total Consideration to Cash Flow Statement
Reconciliation of the total consideration to the cash flow statement	USD'000	USD'000
Total consideration		(22,253)
Deduction of non-cash elements of the total consideration
Fair value of the conversion option	5,553
Fair value of the NCI put option	10,922
Total non-cash elements of the total consideration		16,475
Deduction of cash paid in the year 2020		3,452
Deduction of cash and cash equivalent acquired		313

Cash flow from the acquisition of a business, net of cash and cash equivalents acquired		(2,013)